CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2021
Concentrations
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Accounts Receivable , Prepaid and Other Current Assets, Other Non-current Assets

	As of December 31,
	2020		2021
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	3,145	15%	—	—
Prepaid and other current assets
Company B	49,800	42%	49,800	45%
Company C	35,000	30%	35,000	32%
Other non-current assets
Company D	89,929	65%	103,009	72%
Company E	13,723	10%	13,723	10%